Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2024
Equity-Accounted Investees
Schedule of investments in associates

	Equity-accounted investees		Share in income of associates accounted for using the equity method			Share in other comprehensive income of associates accounted for using the equity method			Share in total comprehensive income of associates accounted for using the equity method
Associate	As of December 31, 2024	As of December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	17,470	17,657	5,721	3,733	5,351	—	—	—	5,721	3,733	5,351
Ajay Europe SARL	6,403	7,722	3,387	4,013	6,130	(643)	382	(498)	2,744	4,395	5,632
SAS Adionics (1)	—	19,514	(763)	(985)	—	—	—	—	(763)	(985)	—
Electric Era Technologies Inc. (1)	—	3,000	—	—	—	—	—	—	—	—	—
Altilium Metals Ltd. (1)	—	7,620	—	—	—	—	—	—	—	—	—
Total	23,873	55,513	8,345	6,761	11,481	(643)	382	(498)	7,702	7,143	10,983
(1) These investments were reclassified to other non-current financial assets. For further detail see disclosure in note 7.3 a).

Schedule of dividends received from associates

					Dividends received for the year ending
Associate	Description of the nature of the relationship	Address	Country of incorporation	Share of ownership in associates	December 31, 2024	December 31, 2023	December 31, 2022
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	—	633	3,000
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of North America	49%	2,799	4,013	1,576
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	3,049	4,682	1,778
SAS Adionics	Lithium extraction, salt separation, water treatment for production and lithium cleaning.	17 bis Avenue des Andes Les Ulis, 91940	France	20%	—	—	—
Electric Era Technologies, Inc.	Electric vehicle charging infrastructure, smart grid, renewable technology, demand management, battery storage.	3257 17th Ave W Suite 101 Seattle, Washington 98119.	United States of America	6.82%	—	—	—
Altilium Metals Ltd.	Production of battery-ready cathode materials from electric vehicle batteries.	Phase 2 Room 205 Davy Road, Derrifod, Plymouth.	United Kingdom	3%	—	—	—
Total					5,848	9,328	6,354

Schedule of assets, liabilities, revenue and expenses of associates
The information disclosed reflects the amounts presented in the financial statements of the relevant associates and not the Company's share of those amounts.

	As of December 31, 2024				For the year ended December 31, 2024
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	28,246	16,438	9,032	—	72,487	11,677	—	11,677
Ajay Europe SARL	27,615	3,953	18,762	—	68,962	6,772	(23)	6,749
Total	55,861	20,391	27,794	—	141,449	18,449	(23)	18,426

	As of December 31, 2023				For the year ended December 31, 2023
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	26,280	16,307	6,553	—	60,019	7,617	—	7,617
Ajay Europe SARL	27,263	3,197	15,015	—	73,952	8,025	12	8,037
SAS Adionics	19,645	12,294	5,141	917	4,156	(4,924)	—	(4,924)
Electric Era Technologies, Inc.	15,486	242	3,702	—	674	(3,177)	—	(3,177)
Altilium Metals Ltd	1,896	118,228	24,679	—	—	(1,912)	—	(1,912)
Total	90,570	150,268	55,090	917	138,801	5,629	12	5,641

	For the year ended December 31, 2022
	Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate
	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	63,482	10,919	—	10,919
Ajay Europe SARL	64,060	12,261	(21)	12,240
Total	127,542	23,180	(21)	23,159